Note 12 - Income Taxes (Details) - Income Tax Reconciliation (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Reconciliation [Abstract]
Expected federal income tax expense	$ 4,176	$ 4,170	$ 1,854
Items affecting federal income tax:
State income taxes, net of federal income tax expense	698	706	327
Tax exempt interest	(45)	(69)	(86)
Decrease in valuation allowance	0	(19,602)	(1,878)
Other, net	73	389	(85)
Income tax expense (benefit)	$ 4,902	$ (14,406)	$ 132